Derivatives and hedging activities (Details) (CHF) In Billions	Jun. 30, 2011	Dec. 31, 2010
Fair value of derivative instruments
Notional amount	50,331.7	46,277.8
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,246.2	46,188.4
Positive replacement value (PRV)	583.2	678.9
Negative replacement value (NRV)	590.9	689.4
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	42,697.4	38,732.8
Positive replacement value (PRV)	406.9	480.9
Negative replacement value (NRV)	402.1	474.6
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	7,873.2	8,073.9
Positive replacement value (PRV)	4.0	6.3
Negative replacement value (NRV)	3.3	5.9
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	28,445.4	24,103.8
Positive replacement value (PRV)	363.1	429.2
Negative replacement value (NRV)	358.1	422.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,711.9	2,420.3
Positive replacement value (PRV)	39.4	44.9
Negative replacement value (NRV)	40.4	46.1
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	2,656.3	2,769.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1,010.6	1,365.6
Positive replacement value (PRV)	0.4	0.5
Negative replacement value (NRV)	0.3	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,081.8	3,937.4
Positive replacement value (PRV)	79.9	84.7
Negative replacement value (NRV)	92.3	98.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,129.4	2,062.4
Positive replacement value (PRV)	34.3	35.2
Negative replacement value (NRV)	35.5	37.9
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,093.6	1,059.0
Positive replacement value (PRV)	34.2	35.0
Negative replacement value (NRV)	44.8	45.8
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	831.6	796.9
Positive replacement value (PRV)	11.3	14.4
Negative replacement value (NRV)	11.8	15.1
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	11.2	13.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	16.0	5.6
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.1
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	42.1	41.8
Positive replacement value (PRV)	1.7	2.4
Negative replacement value (NRV)	1.6	2.2
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	15.4	15.9
Positive replacement value (PRV)	1.2	1.7
Negative replacement value (NRV)	1.2	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	26.5	25.4
Positive replacement value (PRV)	0.5	0.7
Negative replacement value (NRV)	0.4	0.8
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.2	0.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	1,039.6	955.5
Positive replacement value (PRV)	35.1	37.3
Negative replacement value (NRV)	38.6	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.2	6.2
Positive replacement value (PRV)	0.9	1.1
Negative replacement value (NRV)	0	0.1
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	230.1	213.7
Positive replacement value (PRV)	5.1	4.2
Negative replacement value (NRV)	6.4	7.5
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	277.7	268.2
Positive replacement value (PRV)	12.6	15.0
Negative replacement value (NRV)	14.5	16.2
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	69.3	77.9
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	457.3	389.5
Positive replacement value (PRV)	16.5	17.0
Negative replacement value (NRV)	17.7	18.0
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,972.0	1,989.5
Positive replacement value (PRV)	44.3	49.5
Negative replacement value (NRV)	41.9	46.6
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	413.3	531.4
Positive replacement value (PRV)	15.3	24.1
Negative replacement value (NRV)	14.4	25.3
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	24.1	32.0
Positive replacement value (PRV)	1.1	2.0
Negative replacement value (NRV)	1.1	1.9
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	66.7	100.9
Positive replacement value (PRV)	7.7	14.1
Negative replacement value (NRV)	7.2	15.7
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	39.7	50.1
Positive replacement value (PRV)	2.5	3.2
Negative replacement value (NRV)	2.0	2.9
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	184.0	219.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	98.8	128.6
Positive replacement value (PRV)	4.0	4.8
Negative replacement value (NRV)	4.1	4.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	85.5	89.4
Positive replacement value (PRV)	2.3	2.9
Negative replacement value (NRV)	1.3	1.8
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	64.8	70.0
Positive replacement value (PRV)	2.2	2.5
Negative replacement value (NRV)	1.2	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	64.8	70.0
Positive replacement value (PRV)	2.2	2.5
Negative replacement value (NRV)	1.2	1.7
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	20.7	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	20.7	19.4
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.1
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0